SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	3 Months Ended
Mar. 31, 2024
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Depreciation – property, plant and equipment	3,564,356	1,990,676
Depreciation – right-of-use assets	2,510,723	1,551,834
Amortization – intangible assets	2,012,235	1,371,147
	8,087,314	4,913,657

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Inventories	7,515,614	(7,587,116)
Accounts receivable	(9,446,490)	(25,395,951)
Prepaid expenses	(2,252,240)	(706,031)
Trade and other payables (1)	(10,741,783)	10,391,961
Deferred revenue and other deferred liabilities	(6,206,075)	80,752
	(21,130,974)	(23,216,385)
(1)The net change in trade and other payables excludes trade and other payables as at March 31, 2024 related to the following non-cash working capital items: $1,111,914 related to the additions of intangible assets and $8,197,410 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2023 related to the additions of intangible assets of $634,331 and related to the acquisition of property, plant and equipment of $11,750,398.

The net change in trade and other payables excludes trade and other payables as at March 31, 2023 related to the following non-cash working capital items: $665,590 related to the additions of intangible assets and $11,966,566 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.